Revenue and Operating Expenses (Details 1) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Operating expenses by nature	$ 991,588	$ 20,269	$ 560,738
Cost of personnel services [Member]
Statement Line Items [Line Items]
Operating expenses by nature	423,956	332,878	92,931
Sales catalog [Member]
Statement Line Items [Line Items]
Operating expenses by nature	128,687	102,397	46,976
Distribution costs [Member]
Statement Line Items [Line Items]
Operating expenses by nature	121,155	25,960	35,253
Packing materials [Member]
Statement Line Items [Line Items]
Operating expenses by nature	58,361	24,492	18,699
Depreciation and amortization [Member]
Statement Line Items [Line Items]
Operating expenses by nature	38,394	17,254	30,934
Events, marketing and advertising [Member]
Statement Line Items [Line Items]
Operating expenses by nature	37,848	8,335	50,122
Promotions for the sales force [Member]
Statement Line Items [Line Items]
Operating expenses by nature	26,311	806,500	227,597
Impairment loss on trade accounts receivables [Member]
Statement Line Items [Line Items]
Operating expenses by nature	22,512	66,562	63,283
Travel expenses [Member]
Statement Line Items [Line Items]
Operating expenses by nature	18,835	27,258	24,209
Rent expense, operating leases [Member]
Statement Line Items [Line Items]
Operating expenses by nature	17,663	21,513	2,417
Bank fees [Member]
Statement Line Items [Line Items]
Operating expenses by nature	15,436	16,243	14,974
Commissions and professional fees [Member]
Statement Line Items [Line Items]
Operating expenses by nature	13,577	11,794	24,174
Other [Member]
Statement Line Items [Line Items]
Operating expenses by nature	$ 68,853	$ 8,444	$ 52,270